Loans and Allowance for Credit Losses (Financial Effect of Modifications) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	0.05%	0.16%
Weighted average term increase from modification	9 months 18 days	9 months 18 days
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	10 months 24 days	7 months 6 days
Residential
Financing Receivable, Modifications [Line Items]
Weighted average term increase from modification	1 year 9 months 18 days	1 year 2 months 12 days
Card
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	18.00%	15.22%
Weighted average term increase from modification	3 years	3 years
Decrease in loan principal from modification	¥ 509	¥ 431
Krungsri
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	5.53%	1.79%
Weighted average term increase from modification	2 years 4 months 24 days	3 years 7 months 6 days
Decrease in loan principal from modification	¥ 3,067	¥ 658
Other
Financing Receivable, Modifications [Line Items]
Weighted average interest rate decrease from modification	2.50%	8.30%
Weighted average term increase from modification	1 year	1 year